Related Party Transactions (Details)	Mar. 22, 2022 USD ($)
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member] | Forecast [Member]
Related Party Transactions (Details) [Line Items]
Subsequently repaid	$ 220,167